SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
On October 22, 2020, the Company’s shareholders, in an extraordinary general meeting, approved the 2020 Stock Incentive Plan (the “Plan”). Under the Plan, employees, officers, directors, consultants and advisors, on the grant date are eligible to purchase share warrants or receive share options, which can be in the form of incentive stock options and non-statutory stock options. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. The number of options granted, and the exercise price of the options is fixed by the Company’s board of directors.
According to the Plan, awards may be made for up to 2,905,535 shares as of June 30, 2023, increasing by 2% of the outstanding ordinary shares at the beginning of each year. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any ordinary shares not being issued, the unused ordinary shares covered by such award shall again be available for the grant of awards under the Plan.
In July 2021, in connection with the Company’s initial public offering (the “IPO”), the Company granted options for 4,056,770 shares subject to performance vesting to its CEO and COO (the “Founders’ Awards”). Each of the Founders’ Awards is divided into twelve tranches, each subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years after the exercise date. As of June 30, 2023, the performance conditions were not met for any of the tranches.

The number of awards outstanding under the Plan and the Founders’ Awards as of June 30, 2023 and 2022 is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	154,666	9.55
Forfeited	(6,042)	14.61
Exercised	(5,828)	3.52
Awards outstanding as of June 30, 2023	5,705,780	8.07
Awards exercisable as of June 30, 2023	641,301	7.39

Awards outstanding as of January 1, 2022	4,911,770	7.49
Granted	655,544	10.53
Forfeited	(19,330)	10.53
Repurchased	(200,000)	4.00
Awards outstanding as of June 30, 2022	5,347,984	8.21
Awards exercisable as of June 30, 2022	238,008	5.23
Determination of Fair Value of Options and Warrants
The options granted during the six months ended June 30, 2023 and June 30, 2022 were valued using the Black-Scholes model. Weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of options granted are as follows:

	Six Months Ended June 30,
	2023	2022
Exercise price, USD	9.55	10.53
Share price, USD	9.55	10.53
Risk free interest rate	3.78%	1.95%
Expected volatility	45%	50%
Expected option term, years	4.41	4.54
Dividend yield	0%	0%
Expected volatility is based on historical volatility of comparable companies.

As of June 30, 2023 and 2022, the weighted average remaining contractual life for options and warrants outstanding was 7.50 years and 8.57 years, respectively. The range of exercise prices for options and warrants issued as share-based payments was $3.52 to $14.71 per share and $3.52 to $14.71 per share as of June 30, 2023 and 2022, respectively.
Restricted shares

During the six months ended June 30, 2023 there were 33,194 restricted share awards issued to non-executive directors. The shares were valued using the Finnerty model with the main input data being an underlying issued price of $10.13 per share, and a restricted period of one year.

During the six months ended June 30, 2022 there were 32,942 restricted share awards issued to non-executive directors. The shares were valued using the Finnerty model with the main input data being underlying issued prices between $7.87 and $9.27 per share, and a restricted period between one and three years.

The restricted share awards vest upon issuance, and respective costs are recognized immediately.
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Equity classified share options expense	808	869	1,611	1,588
Restricted shares expense	445	16	488	21
Share-based payment expense	1,253	885	2,099	1,609
Share-based Payment Reserve
Share-based payment reserve is included within the share option and warrants reserve (see Note 13).